UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

P:\Edgar Filings\Pending\080\NQ-080-5-2006\formnq080.DOC

FORM N-Q
Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC U.S. Mortgage Securities Fund
March 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--100.8%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Home Equity Loans--.6%
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	1,144,532	1,141,104
Asset-Backed Ctfs./Other--.1%
Long Beach Asset,
Ser. 2004-6, Cl. N1	4.50	11/25/34	170,162 a	169,857
Residential Mortgage Pass- Through Ctfs.--4.1%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	5.95	11/25/32	906,593	905,949
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	2,883,537	2,893,679
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J1, Cl. M3	5.50	4/25/34	1,365,691	1,243,333
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	2,362,954 b	2,319,893
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	575,000	556,629
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1	7.00	10/25/40	331,754 a	334,397
				8,253,880
U.S. Government Agencies/Mortgage-Backed--94.2%
Federal Home Loan Mortgage Corp.;
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			90,690 c	11,092
Federal National Mortgage Association:
5.50%			4,090,000 d	3,992,863
6.00%			10,775,000 d	10,919,708
5.00%, 1/1/18 - 4/1/20			4,005,773	3,909,456
Ser. 2002-55, Cl. GD,
5.50%, 11/25/15			110,240	110,013
Government National Mortgage Association I:
5.00%			37,058,000 d	35,899,938
6.00%			7,300,000 d	7,384,388
5.00%, 11/15/33 - 1/15/34			927,453	899,773
5.50%, 6/15/20 - 9/15/35			51,812,703	51,357,128
6.00%, 10/15/19 - 12/15/33			3,674,822	3,725,018
6.50%, 10/15/10 - 9/15/31			49,491	51,111
7.00%, 1/15/24 - 2/15/24			114,455	119,355
7.50%, 12/15/23			20,084	21,132
8.00%, 4/15/08 - 12/15/22			541,101	571,052
8.50%, 1/15/20 - 3/15/22			61,274	66,163
9.00%, 11/15/19 - 11/15/22			23,440	25,327

9.50%, 9/15/19 - 10/15/20	15,670	17,255
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	845,071	821,747
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	944,167	910,809
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	2,049,983	1,993,469
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	1,994,398	1,932,312
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	2,545,392	2,462,399
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	773,209	755,240
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,000,000	971,750
Government National Mortgage Association II:
4.38%, 4/20/30	512,169 b	514,940
4.50%, 7/20/30 - 8/20/30	254,256 b	254,568
5.00%, 9/20/33 - 1/20/36	14,437,236	13,942,221
5.50%, 1/20/34 - 1/20/36	11,593,169	11,451,684
6.00%, 6/20/35 - 3/20/36	24,747,456	24,971,312
6.50%, 6/20/31 - 7/20/31	899,748	923,925
7.00%, 12/20/27 - 8/20/31	1,570,799	1,626,438
9.00%, 1/20/20 - 7/20/25	43,305	46,866
9.50%, 9/20/21 - 12/20/21	23,067	25,378
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	5,055,000	5,030,897
		187,716,727
U.S. Treasury Inflation Protected Securities--1.7%
1.63%, 1/15/15	3,478,171 e,f	3,283,517
U.S. Treasury Notes--.1%
3.50%, 8/15/09	225,000 g	215,858
Total Bonds and Notes
(cost $204,532,462)		200,780,943

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,921,000)	1,921,000 [h]	1,921,000
	Principal
Short-Term Investments--27.5%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.02%, 4/6/06	8,000,000	7,997,120
4.31%, 4/27/06	20,000,000	19,940,000
4.33%, 4/20/06	7,000,000	6,985,020
4.52%, 5/18/06	20,000,000	19,888,600
Total Short-Term Investments
(cost $54,799,123)		54,810,740
Investment of Cash Collateral for
Securities Loaned--1.5%	Shares	Value ($)

Registered Investment Company;

Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,111,625)	3,111,625 [h]	3,111,625

Total Investments (cost $264,364,210)	130.8%	260,624,308
Liabilities, Less Cash and Receivables	(30.8%)	(61,408,929)
Net Assets	100.0%	199,215,379

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $504,254 or .3% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Notional face amount shown.
d Purchased on a forward commitment basis.
e This security is on loan. At March 31, 2006, the total market value of the fund's security on loan is $3,038,478 and the total market value of the collateral held by the fund is $3,111,625.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Held by a broker as collateral for open financial futures positions.
h Investments in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES Dreyfus BASIC U.S. Mortgage Securities Fund March 31, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	60	6,383,438	June 2006	29,063

STATEMENT OF INVESTMENTS
Dreyfus BASIC U.S. Mortgage Securities Fund
March 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--100.8%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Home Equity Loans--.6%
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	1,144,532	1,141,104
Asset-Backed Ctfs./Other--.1%
Long Beach Asset,
Ser. 2004-6, Cl. N1	4.50	11/25/34	170,162 a	169,857
Residential Mortgage Pass- Through Ctfs.--4.1%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	5.95	11/25/32	906,593	905,949
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	2,883,537	2,893,679
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J1, Cl. M3	5.50	4/25/34	1,365,691	1,243,333
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	2,362,954 b	2,319,893
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	575,000	556,629
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1	7.00	10/25/40	331,754 a	334,397
				8,253,880
U.S. Government Agencies/Mortgage-Backed--94.2%
Federal Home Loan Mortgage Corp.;
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			90,690 c	11,092
Federal National Mortgage Association:
5.50%			4,090,000 d	3,992,863
6.00%			10,775,000 d	10,919,708
5.00%, 1/1/18 - 4/1/20			4,005,773	3,909,456
Ser. 2002-55, Cl. GD,
5.50%, 11/25/15			110,240	110,013
Government National Mortgage Association I:
5.00%			37,058,000 d	35,899,938
6.00%			7,300,000 d	7,384,388
5.00%, 11/15/33 - 1/15/34			927,453	899,773
5.50%, 6/15/20 - 9/15/35			51,812,703	51,357,128
6.00%, 10/15/19 - 12/15/33			3,674,822	3,725,018
6.50%, 10/15/10 - 9/15/31			49,491	51,111
7.00%, 1/15/24 - 2/15/24			114,455	119,355
7.50%, 12/15/23			20,084	21,132
8.00%, 4/15/08 - 12/15/22			541,101	571,052
8.50%, 1/15/20 - 3/15/22			61,274	66,163
9.00%, 11/15/19 - 11/15/22			23,440	25,327

9.50%, 9/15/19 - 10/15/20	15,670	17,255
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	845,071	821,747
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	944,167	910,809
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	2,049,983	1,993,469
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	1,994,398	1,932,312
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	2,545,392	2,462,399
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	773,209	755,240
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,000,000	971,750
Government National Mortgage Association II:
4.38%, 4/20/30	512,169 b	514,940
4.50%, 7/20/30 - 8/20/30	254,256 b	254,568
5.00%, 9/20/33 - 1/20/36	14,437,236	13,942,221
5.50%, 1/20/34 - 1/20/36	11,593,169	11,451,684
6.00%, 6/20/35 - 3/20/36	24,747,456	24,971,312
6.50%, 6/20/31 - 7/20/31	899,748	923,925
7.00%, 12/20/27 - 8/20/31	1,570,799	1,626,438
9.00%, 1/20/20 - 7/20/25	43,305	46,866
9.50%, 9/20/21 - 12/20/21	23,067	25,378
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	5,055,000	5,030,897
		187,716,727
U.S. Treasury Inflation Protected Securities--1.7%
1.63%, 1/15/15	3,478,171 e,f	3,283,517
U.S. Treasury Notes--.1%
3.50%, 8/15/09	225,000 g	215,858
Total Bonds and Notes
(cost $204,532,462)		200,780,943

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,921,000)	1,921,000 [h]	1,921,000
	Principal
Short-Term Investments--27.5%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.02%, 4/6/06	8,000,000	7,997,120
4.31%, 4/27/06	20,000,000	19,940,000
4.33%, 4/20/06	7,000,000	6,985,020
4.52%, 5/18/06	20,000,000	19,888,600
Total Short-Term Investments
(cost $54,799,123)		54,810,740
Investment of Cash Collateral for
Securities Loaned--1.5%	Shares	Value ($)

Registered Investment Company;

Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,111,625)	3,111,625 [h]	3,111,625

Total Investments (cost $264,364,210)	130.8%	260,624,308
Liabilities, Less Cash and Receivables	(30.8%)	(61,408,929)
Net Assets	100.0%	199,215,379

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $504,254 or .3% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Notional face amount shown.
d Purchased on a forward commitment basis.
e This security is on loan. At March 31, 2006, the total market value of the fund's security on loan is $3,038,478 and the total market value of the collateral held by the fund is $3,111,625.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Held by a broker as collateral for open financial futures positions.
h Investments in affiliated money market mutual fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)